As filed with the Securities and Exchange Commission on June 4, 2015
                                                                                                                                                                                                                     File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 440	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 442	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☐ Immediately upon filing pursuant to paragraph (b)	☒ On July 2, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 440 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 2, 2015, the effectiveness of the registration statement for the iShares MSCI Emerging Multi-Factor ETF (the “Fund”), filed in Post-Effective Amendment No. 426 on February 4, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
438	April 17, 2015	May 15, 2015
439	May 14, 2015	June 5, 2015

This Post-Effective Amendment No. 440 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 426.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 440 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 4th day of June, 2015.

iSHARES, INC.

By:
Manish Mehta*
President

Date: June 4, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 440 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
By:
Mark Wiedman*
Trustee

Date: June 4, 2015

John E. Martinez*
Trustee

Date: June 4, 2015

Cecilia H. Herbert*
Trustee

Date: June 4, 2015

Charles A. Hurty*
Trustee

Date: June 4, 2015

John E. Kerrigan*
Trustee

Date: June 4, 2015

Robert H. Silver*
Trustee

Date: June 4, 2015

Robert S. Kapito*
Trustee

Date: June 4, 2015

Madhav V. Rajan*
Trustee

Date: June 4, 2015

Jane D. Carlin
Trustee

Date: June 4, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: June 4, 2015

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 4, 2015

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 46, filed January 10, 2014.